OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

The other current assets as of June 30, 2025 and December 31, 2024 consist of the following:

	June 30,	December 31,
	2025	2024
Staff advance	$61,241	55,512
Deposit	22,010	-
VAT recoverable	-	-
Loan to the third party	963,773	943,376
Others	2,780	2,749
Subtotal	1,049,804	1,001,637
Less: bad debt	(2,268)	-
Total of other current assets	$1,047,536	1,001,637

	June 30,	December 31,
	2025	2024
Balance as of the beginning of period/year	$-	126,875
Additions charged to bad debt expense	2,268	-
Effect of disposal subsidiaries	-	(126,875)
Balance as of the end of period/year	$2,268	-

On August 10,2025, the amount of $967,337 loan to the third party has been fully recovered.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. OTHER CURRENT ASSETS

The other current assets as of December 31, 2024 and 2023 consist of the following:

	December 31,	December 31,
	2024	2023
Staff advance	$55,512	436,145
Deposit	-	88,650
VAT recoverable	-	2,780
Loan to the third party	943,376	-
Others	2,749	64,780
Subtotal	1,001,637	592,355
Less: allowance for credit losses	-	(126,875)
Total of other current assets	$1,001,637	465,480

	December 31,	December 31,
	2024	2023
Balance as of the beginning of year	$126,875	-
Additions charged to bad debt expense	-	116,402
Effect of disposal subsidiaries	(126,875)	-
Translation adjustments	-	10,473
Balance as of the end of year	$-	126,875